Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of the provision expense (benefit) were as follows for the years ended December 31, 2018, 2017 and 2016 (in thousands):

	2018	2017	2016
Current:
Federal	$(178)	$(366)	$(1,785)
State	23	14	(600)
Foreign	(44)	30	—
	(199)	(322)	(2,385)
Deferred:
Federal	(3,499)	(33,178)	3,554
State	(2,421)	(2,538)	(2,065)
Foreign	(155)	—	—
	(6,075)	(35,716)	1,489

Totals	$(6,274)	$(36,038)	$(896)

Summary of Components of Net Deferred Tax Liabilities
The components of the Company’s net deferred tax liabilities and related valuation allowance are as follows as of December 31, 2018 and 2017 (in thousands):

	2018	2017
Deferred tax assets:
Amortization of intangibles	$27,075	$21,862
Deferred revenue	25,448	34,754
Tax credit carryforwards	13,720	10,160
Net operating loss carryforwards	43,542	21,172
Stock based compensation	1,786	1,743
Accrued expenses and other	14,037	1,877
Total deferred tax assets	125,608	91,568
Less valuation allowance	(74,970)	(43,405)
Total deferred tax assets	50,638	48,163
Deferred tax liabilities:
Amortization of intangibles	(12,739)	(15,225)
Depreciation	(543)	(757)
Investment in common stock	(46,772)	(47,716)
Total deferred tax liabilities	(60,054)	(63,698)
Net deferred tax assets / liabilities	$(9,416)	$(15,535)

Summary of Reconciliation Between Federal Income Tax and Company Provision for Income Taxes
The reconciliation between U.S. federal income taxes at the statutory rate and the Company’s provision for income taxes are as follows for the years ended December 31 (in thousands):

	2018	2017
Income tax expense (benefit) at federal statutory rate	$(46,011)	$(8,725)
State, net of federal tax benefit	(3,075)	(834)
Other permanent differences	2,814	1,290
Debt discount	11,357	—
Incentive stock compensation	1,001	1,025
Transaction costs	102	408
Other	123	715
Return to provision adjustment	(8)	(42)
Acquired in-process research and development	677	71
Change in Federal rate	—	10,006
Change in State rate	(453)	810
Research tax credits	(4,664)	(4,051)
Uncertain tax positions	879	1,027
Prior year true-ups and carrybacks	(889)	(1,095)
Stock compensation true-up	308	1,788
Change in valuation allowance	31,565	(38,431)
Income tax provision	$(6,274)	$(36,038)

Summary of Reconciliation of Unrecognized Tax Expense (Benefits)
A reconciliation of the beginning and ending amount of unrecognized tax expense (benefits) is as follows (in thousands):

Amount
Unrecognized tax benefits balance at December 31, 2017	$3,883
Increase related to current year tax positions	916
Increase related to prior year tax positions	150
Decrease related to prior year tax positions	(597)
Unrecognized tax benefits balance at December 31, 2018	$4,352